Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Cash and Cash Equivalents

Million US dollar	31 December 2019	31 December 2018
Short-term bank deposits	2 236	2 233
Cash and bank accounts	5 002	4 841
Cash and cash equivalents	7 238	7 074
Bank overdrafts	(68)	(114)
	7 169	6 960